Equity Awards and Warrants - Assumptions used in Estimating Fair Value (Details) - Level 3 Inputs	Feb. 28, 2023 $ / shares	Aug. 31, 2022 $ / shares
Grant Date Fair Value | Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.44	0.52
Grant Date Fair Value | Back Stop Warrant #1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.44	0.52
Grant Date Fair Value | Back Stop Warrant #2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.42	0.52
Grant Date Fair Value | Back Stop Warrant #3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.35	0.32
Risk free rate | Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	3.13	3.16
Risk free rate | Back Stop Warrant #1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	3.17	3.34
Risk free rate | Back Stop Warrant #2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	3.06	3.31
Risk free rate | Back Stop Warrant #3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	3.68	4.18
Expected term (in years) | Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	10.00	9.82
Expected term (in years) | Back Stop Warrant #1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	4.65	4.46
Expected term (in years) | Back Stop Warrant #2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	5.00	4.88
Expected term (in years) | Back Stop Warrant #3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	5.00	4.76
Stock price volatility | Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	95.99	95.87
Stock price volatility | Back Stop Warrant #1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	110.20	117.29
Stock price volatility | Back Stop Warrant #2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	109.49	113.59
Stock price volatility | Back Stop Warrant #3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	124.36	126.67
Expected dividend yield | Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.00	0.00
Expected dividend yield | Back Stop Warrant #1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.00	0.00
Expected dividend yield | Back Stop Warrant #2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.00	0.00
Expected dividend yield | Back Stop Warrant #3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.00	0.00